(ICON)

Prudential
Small-Cap
Quantum
Fund, Inc.

ANNUAL
REPORT
March 31, 1999

(LOGO)

Prudential Small-Cap Quantum Fund, Inc.

Performance At A Glance
The 12 months ended March 31, 1999, was a poor year for small-cap stocks, with a very unusual investor focus on a small number of growth stocks. Both trends hurt the Prudential Small-Cap Quantum Fund: our return was far from satisfactory. Investors fearing a global recession particularly avoided small-cap stocks. In the subsequent stock-market recovery, they generally favored larger companies with established histories of earnings growth--whatever price their stocks commanded. This unusual insensitivity to price created a very difficult environment for our investment discipline, so we even trailed the small-cap average.

Cumulative Total Returns1                      As of 3/31/99
                                  One         Since
                                  Year      Inception2
Class A                          -31.00%     -24.37%
Class B                          -31.61      -25.24
Class C                          -31.61      -25.24
Class Z                          -30.88      -24.15
Lipper Small-Cap Fund Avg.3      -15.48       -6.28


Average AnnualTotal Returns1             As of 3/31/99
                 One         Since
                 Year      Inception2
Class A         -34.45%     -21.23%
Class B         -36.61      -22.09
Class C         -33.29      -20.31
Class Z         -30.88      -18.09

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc.. The cumulative total returns do not take into account sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%,
4%, 3%, 2%, 1% and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1%, and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, C, and Z, 11/10/97.

3 Lipper returns are for all funds in each share class for the one-year and since inception period in the Lipper
Small-Cap Fund category.

How Investments Compared
(As of 3/31/99)
(GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report
(PHOTO)

John Leib
Fund Manager

Investment Goals and Style

The Prudential Small-Cap Quantum Fund seeks long-term capital growth by using quantitative investment techniques to buy primarily the stocks of U.S. companies with market capitalizations (what it would cost to buy all of a company's stock) like those of the S&P SmallCap 600. The Fund invests in a broadly diversified portfolio based on the rankings of the Small-Cap Quantitative Valuation (QV) model developed at Prudential Securities, among others. Computer-aided portfolio construction helps improve the risk/reward profile of our holdings, but there can be no assurance that the Fund will achieve its investment objective. Smaller-company stocks historically have often performed very differently from stocks of large companies, and so can help diversify a stock portfolio.

Performance Review
Our investment strategy
The QV, or quantitative valuation, model is a method for ranking stocks. Prudential Securities pulled together, in a single formula, eight indicators that their research showed to be effective in predicting future stock performance.
These
include measures of how expensive the stock is, how its profitability is changing, and whether its earnings reports contain either positive or negative surprises for analysts. The various indicators are weighted to compute a single score or rank, ranging from 1 (strong buy) to 5 (strong sell). We use these rankings to determine the relative attractiveness of small-cap stocks in our universe.

Prudential Securities' Small-Cap QV model ranks about 1,500 stocks. Although it uses both value and growth considerations, value factors have a somewhat greater weight. We then create a broadly diversified portfolio.

Liquidity refers to the ease with which an investor can sell a stock or bond. It requires ready buyers and efficient markets. Often less-liquid securities command lower prices than similar but more liquid stocks and bonds; in times of uncertainty, this price difference can be magnified immensely.

A very unusual period
Early in the 12 months ended March 31, 1999, many investors were acting as if an economic catastrophe were imminent. Financial crises in Asia, Russia, and Brazil all presented threats to economic growth and financial stability. Investors feared the worst possible outcomes. Had the Federal Reserve Board not acted in September and October, the financial markets might well have been frozen for some time. Investors favored Treasury bonds over other bonds, bonds over stocks, more liquid securities over any with tighter markets, and the very largest growth stocks over all others. The 38 percentage points performance gap between the large-cap S&P 500 Index and the small-cap S&P 600 over our reporting period is the largest in the history of the small-cap index by a very wide margin. Smaller companies are more vulnerable than large ones to economic slowdowns, and their stocks are less liquid, so investors avoided them. With few buyers, anyone who wanted to sell small-cap stocks had to unload them at a much lower price than they previously commanded. Average prices dropped precipitously. Moreover, inexpensive stocks suffered particularly--S&P Small-Cap 600 value stocks fell eight percentage points more than the growth stocks in the Index over our reporting period--because they tend to have some additional risk element, and investors were trying to avoid any risk at all.

Both short-term and strategic factors hurt performance
In terms of economic sectors, we did worst in finance, technology services, and health services stocks. We owned some specialized lenders who typically convert their loans into securities they can sell; they had difficulty selling them in the summer's tight credit markets. In technology, many investors overreacted to the threat that the technical staffing companies we owned would suffer from a reduction in demand as Y2K approached. Also, some technology companies had earnings disappointments. Companies that provide healthcare services were hurt, in part, by concerns about changes in medicare payments. We believe these negative factors are short term.

We also had a poor selection of high-growth companies.
Although
our stock ranking model has a strong historical record, it was less effective in this year's unusual market environment.
Because most of our investment process is captured in quantitative models and computer programs, we were able to examine its strengths and weaknesses. We believe we would have done better had we been willing to pay more for high-growth companies. By and large, the stocks of any high-growth company that had problems dropped sharply, and our attempt to be wise shoppers among growth stocks backfired.

We're reexamining our methods
We believe--and historical evidence suggests--that strategies that are successful over the long term may have bursts of very poor performance, and that the past year was particularly unfavorable to us. Nonetheless, a loss of this magnitude certainly warrants reexamination of our methods to see if we can improve them. We have been engaged in an extensive study of the strengths and weaknesses of our strategy; we will keep our shareholders informed of our findings.

Looking Ahead
Better results on the horizon
The very small number of stocks that performed well in this year of global anxiety was unusual, and penalized an investment style that emphasizes diversification and value. As investors have become more confident that the U.S. economy is growing soundly, the stock market has been broadening, and value stocks have performed better. With positive changes in the investment context, we hope to see better results.

Five Largest Holdings
Expressed as a percentage of net assets
as of 3/31/99

Foodmaker, Inc.              1.8%
Consumer Services
United Illuminating Co.      1.8
Utilities
Platinum Technology, Inc.    1.6
Technology
Canandaigua Brands, Inc.     1.6
Consumer Staples
Cullen/Frost Bankers, Inc.   1.4
Finance

Portfolio Composition
Expressed as a percentage of net assets
as of 3/31/99

Consumer Services    19%
Finance              17
Technology           17
Basic Industry       11
Consumer Cyclical    10
Healthcare            5
Utilities             5
Capital Spending      4
Consumer Staples      3
Business Services     2
Energy                2
Cash & Equivalents    5

Source: Prudential

A Message to Our Shareholders                   May 28, 1999

Dear Shareholder:
As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance.
A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as of
March 31, 1999                          PRUDENTIAL SMALL-CAP
QUANTUM FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--94.5%
COMMON STOCKS
------------------------------------------------------------
Basic Industry--11.0%
   21,600   Alaska Air Group, Inc.                 $
1,026,000
   10,800   Alliant Techsystems, Inc.(a)
839,025
  103,100   AMCOL International Corp.
1,031,000
   74,900   BE Aerospace, Inc.(a)
1,104,775
   76,000   Building Materials Holdings Corp.
769,500
    7,700   Castle (A.M.) & Co.
92,881
   21,500   Cleveland-Cliffs, Inc.
732,344
   30,700   Coach USA, Inc.
844,250
   29,100   Commercial Intertech Corp.
323,738
   14,000   Commercial Metals Co
280,000
   86,300   JLG Industries, Inc.
1,175,837
   21,800   Landstar Systems, Inc.(a)
722,125
   18,200   Lone Star Industries, Inc.
564,200
    9,500   Olympic Steel, Inc.(a)
66,500
   62,300   Oregon Steel Mills, Inc.
650,256
   21,100   Pentair, Inc.
712,125
   18,600   Precision Castparts Corp.
748,650
   49,700   Republic Group, Inc.
748,606
    4,900   Roanoke Electric Steel Corp.
54,513
    6,100   Rock-Tenn Co.
93,788
   36,700   Schulman (A.), Inc.
500,037
   34,200   Skywest, Inc.
987,525
   35,500   Texas Industries, Inc.
880,844
    7,900   Tredegar Industries, Inc.
244,406
    3,100   Universal Forest Products, Inc.
63,550
   67,800   USFreightways Corp.
2,228,925
    7,700   Werner Enterprises, Inc.
121,275
   42,300   Wolverine Tube, Inc.(a)
893,587
                                                   ---------
---

18,500,262
------------------------------------------------------------
Business Services--1.6%
    4,900   CSS Industries, Inc.(a)
109,025
   13,000   Henry Jack & Associates, Inc.(a)
477,750
   15,400   Interim Services, Inc.(a)
231,000
   48,600   Merrill Corp.
650,025
   60,400   Norrell Corp.
788,975
   27,600   Romac International, Inc.(a)
234,600
   29,000   Staffmark, Inc.(a)
228,375
                                                   ---------
---

2,719,750
Capital Spending--3.4%
   42,100   Juno Lighting, Inc.                    $
944,619
   52,800   Manitowoc Co., Inc.
2,211,000
   29,700   SPS Technologies, Inc.(a)
1,165,725
   15,000   Superior Telecom, Inc.
283,125
   52,500   Varlen Corp.
1,155,000
                                                   ---------
---

5,759,469
------------------------------------------------------------
Consumer Cyclical--10.4%
   39,400   Arvin Industries, Inc.
1,327,287
   66,300   Champion Enterprises, Inc.
1,284,562
   88,300   D.R. Horton, Inc.
1,479,025
   67,400   Intermet Corp.
901,475
   88,000   Kaufman & Broad Home Corp.
1,985,500
  100,000   Lennar Corp.
2,237,500
   74,200   Lo Jack Corp.(a)
570,413
   45,500   MascoTech, Inc.
705,250
   70,400   Meritor Automotive, Inc.
1,091,200
    8,400   Miller (Herman), Inc.
153,300
   50,400   OshKosh B'Gosh, Inc.
891,450
   29,100   Pier 1 Imports, Inc
236,438
   34,100   Pulaski Furniture Corp.
699,050
   72,850   Smith AO Corp.
1,384,150
   39,900   Standard Products Co.
648,375
   97,200   Tower Automotive, Inc.(a)
1,810,350
                                                   ---------
---

17,405,325
------------------------------------------------------------
Consumer Services--18.5%
  107,400   ADVO, Inc.
2,074,162
   15,300   Anchor Gaming
669,375
    9,200   Ann Taylor Stores Corp.(a)
406,525
  142,900   Arctic Cat, Inc.
1,420,069
  121,400   Brightpoint, Inc.
717,019
   75,800   Cato Corp.
705,888
   33,860   CKE Restaurants, Inc.
668,735
   26,300   Claire's Stores, Inc.
792,287
   44,000   CPI Corp.
984,500
   51,900   Dress Barn, Inc.(a)
720,113
  119,300   Foodmaker, Inc.
3,042,150

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
March 31, 1999                          PRUDENTIAL SMALL-CAP
QUANTUM FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Consumer Services (cont'd.)
   37,800   Galey & Lord, Inc.                     $
167,738
   32,600   Genesco, Inc.(a)
301,550
   65,300   Group 1 Automotive, Inc.
1,603,931
   74,200   Guilford Mills, Inc.
649,250
    3,900   Insight Enterprises, Inc.(a)
96,525
    2,300   Interface, Inc. (Class 'A' Stock)
22,138
    6,200   Justin Industries, Inc.
68,200
   70,900   Kellwood Co.
1,564,231
  104,100   Luby's Cafeterias, Inc.
1,756,687
    4,100   Mohawk Industries, Inc.(a)
123,000
   72,600   Musicland Stores Corp.(a)
639,788
   84,200   Nash Finch Co.
705,175
   76,800   Nautica Enterprises, Inc.
868,800
   37,700   North Face, Inc.
471,250
   32,400   Pillowtex Corp.
459,675
   20,200   Polaris Industries, Inc.
641,350
   53,900   Pomeroy Computer Resources, Inc.
700,700
   37,200   Pre-Paid Legal Services, Inc.(a)
911,400
   34,500   Russ Berrie & Co., Inc.
901,312
  102,000   Ryan's Family Steak Houses, Inc.(a)
1,230,375
    8,900   Shuffle Master, Inc.
58,406
   53,100   Sonic Automatic, Inc.(a)
823,050
   35,400   Tech Data Corp.(a)
811,987
   26,200   Timberland Co. (Class 'A' Stock)
1,652,237
    1,600   Trans World Entertainment Corp.(a)
17,600
   11,100   Travel Services International,
              Inc.(a)
116,550
   42,500   Zale Corp.
1,452,969
                                                   ---------
---

31,016,697
------------------------------------------------------------
Consumer Staples--3.3%
   53,400   Canandaigua Brands, Inc. (Class 'A'
              Stock)
2,690,025
   49,100   Herbalife International, Inc. (Class
              'A' Stock)
604,544
   65,500   Schweitzer-Mauduit International,
              Inc.
753,250
   51,900   Smithfield Foods Inc.
1,177,481
   44,500   Windmere Durable Holdings, Inc.
311,500
                                                   ---------
---

5,536,800
------------------------------------------------------------
Energy--2.5%
   29,200   Barrett Resources Corp.(a)
731,825
   36,100   New Jersey Resources Corp.
1,283,806
   37,500   Newfield Exploration Co.(a)
848,437
   17,700   Seitel, Inc.(a)                        $
246,694
   68,500   UGI Corp.
1,143,094
                                                   ---------
---

4,253,856
------------------------------------------------------------
Finance--17.3%
   70,200   Allied Capital Corp.
1,289,925
   90,200   Americredit Corp.
1,183,875
   78,700   Amerus Life Holdings, Inc. ( Class
              'A' Stock)
1,888,800
   39,700   Arthur J. Gallagher & Co.
1,826,200
   34,400   Astoria Financial Corp.
1,720,000
    1,160   Bank United Corp. (Class 'A' Stock)
47,415
   34,000   Banknorth Group, Inc.
960,500
   38,600   CMAC Investment Corp.
1,505,400
   50,700   Cullen/Frost Bankers, Inc.
2,430,431
   36,100   Delta Financial Corp.(a)
203,063
    2,200   Doral Financial Corp.
40,425
   36,500   Downey Financial Corp.
668,406
   91,200   Enhance Financial Services Group,
              Inc.
2,074,800
   88,583   Fidelity National Financial, Inc.
1,328,745
  142,150   First American Financial Corp.
2,247,747
   74,000   Fremont General Corp.(b)
1,410,625
   70,864   HUBCO, Inc.
2,378,373
   35,300   IPC Holdings Ltd., ADR (Bermuda)
701,587
   27,800   Morgan Keegan, Inc.
460,438
   33,900   People's Bank
1,008,525
    4,200   Protective Life Corp.
159,075
   67,300   Rollins Truck Leasing Corp.
635,144
  100,700   Selective Insurance Group, Inc.
1,774,837
  197,200   World Acceptance Corp.
1,059,950
                                                   ---------
---

29,004,286
------------------------------------------------------------
Health Care--5.8%
   69,100   Ameripath, Inc.
621,900
   51,000   Cooper Cos., Inc.
784,125
   40,500   Empi, Inc.
875,812
    5,500   ESC Medical Systems Ltd., ADR
              (Israel)(a)
37,813
   97,500   Genesis Health Ventures, Inc.
475,313
  100,100   Integrated Health Services, Inc.
550,550
   24,000   Medimmune, Inc.(a)
1,420,500
   75,700   Orthodontic Ctrs. of America,
              Inc.(a)
1,192,275
   51,100   PhyCor, Inc.(a)
242,725
    2,600   Polymedica Corp.(a)
19,500

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
March 31, 1999                          PRUDENTIAL SMALL-CAP
QUANTUM FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Health Care (cont'd.)
  124,300   Prime Medical Services, Inc.(a)        $
916,712
   33,400   Quadramed Corp.
254,675
   39,000   RehabCare Corp.
587,438
   18,400   Sierra Health Services, Inc.(a)
239,200
   34,100   Universal Health Services, Inc.
              (Class 'B' Stock)(a)
1,474,825
                                                   ---------
---

9,693,363
------------------------------------------------------------
Technology--16.0%
   33,200   Advanced Digital Information, Corp.
549,875
    2,500   Alpha Industries, Inc.(a)
45,938
   48,450   Apex Pc Solutions, Inc.(b)
675,272
   11,200   Avant Corp.(a)
198,800
   33,100   Avid Technology, Inc.(a)
577,181
  159,900   Box Hill Systems Corp.
819,488
    2,700   Brady (W.H.) Co.
56,531
    6,400   Cerner Corp.(a)
102,800
   61,300   CIBER, Inc.(a)
1,176,194
   28,400   Complete Busines Solutions, Inc.(a)
557,350
   28,800   Computer Horizons Corp.
315,000
   10,800   Computer Task Group, Inc.
230,850
   28,400   Concord Communications, Inc.(b)
1,618,800
    7,600   Consolidated Graphics, Inc.(a)
438,900
    6,000   DII Group, Inc.(a)
175,500
    5,700   General Semiconductor Inc.
41,325
   22,900   GenRad, Inc.(a)
329,188
   19,600   Geotel Communications Corp.(a)
899,150
   15,000   Hyperion Solutions Corp.(a)
217,500
   42,500   Inacom Corp.(a)
329,375
   70,600   Integrated Circuit Systems, Inc.
1,275,212
  116,900   Invision Technologies, Inc.
611,898
   30,900   Keane, Inc.(a)
658,556
   36,400   Kellstrom Industries, Inc.(a)
577,850
   13,600   Legato Systems, Inc.(a)
702,100
   68,500   Mail-Well, Inc.(a)
916,187
   42,200   Mapics, Inc.
324,413
   93,700   Mastech Corp.(a)
1,218,100
    7,100   Micros Systems, Inc.(a)
234,300
   55,200   MicroTouch Systems, Inc.(a)
655,500
   47,500   Park Electrochemical Corp.
1,116,250
  106,500   Pioneer-Standard Electronics, Inc.
698,906
   63,600   Platinum Software Corp.
469,050
  107,700   Platinum Technology, Inc.(a)
2,746,350
   19,900   Plexus Corp.(a)
554,713
    4,600   Polycom, Inc.(a)                       $
86,250
   10,000   Powerhouse Technologies, Inc.(a)
171,875
   11,500   Shared Medical Systems Corp.
640,406
    2,500   Sterling Software, Inc.(a)
59,375
    4,000   Structural Dynamics Research
              Corp.(a)
76,250
   35,200   Symantec Corp.(a)
596,200
   49,300   Systems & Computer Technology
              Corp.(a)
493,000
   58,900   Technitrol, Inc.
1,358,381
   38,900   United Stationers, Inc.(a)
593,225
    5,800   Vicor Corp.(a)
72,500
   24,900   Xircom, Inc.(a)
625,613
                                                   ---------
---

26,887,477
------------------------------------------------------------
Utilities--4.7%
   31,700   Cleco Corp.
935,150
   11,500   Connecticut Energy Corp.
278,875
   52,500   Energen Corp.
784,219
   28,300   Madison Gas & Electric Co.
551,850
   26,900   Otter Tail Power Co.
1,072,637
   35,700   Sierra Pacific Resources
1,256,194
   72,100   United Illuminating Co.
3,023,694
                                                   ---------
---

7,902,619
            Total long-term investments
              (cost $208,985,660)
158,679,904
                                                   ---------
---
Principal
Amount
(000)
SHORT-TERM INVESTMENT--5.3%
Repurchase Agreement
$   8,891   Joint Repurchase Agreement Account,
              4.91%, 4/1/99
              (cost $8,891,000; Note 5)
8,891,000
------------------------------------------------------------
Total Investments--99.8%
            (cost $217,876,660; Note 4)
167,570,904
            Other assets in excess of
              liabilities--0.2%
331,501
                                                   ---------
---
            Net Assets--100%
$167,902,405
                                                   ---------
---
                                                   ---------
---

---------------
(a) Non-income producing security.
(b) Security segregated as collateral for futures contracts.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities      PRUDENTIAL SMALL-
CAP QUANTUM FUND, INC.
------------------------------------------------------------
--------------------

Assets
March 31, 1999
Investments, at value (cost
$217,876,660)...............................................
 ...................       $167,570,904
Cash........................................................
 ...............................................
464,403
Receivable for investments
sold........................................................
 ....................          2,179,110
Dividends and interest
receivable..................................................
 ........................            153,242
Deferred organization expenses and other
assets......................................................
 ......            113,917
Receivable for Fund shares
sold........................................................
 ....................             59,055

--------------
   Total
assets......................................................
 ......................................        170,540,631

--------------
Liabilities
Payable for Fund shares
reacquired..................................................
 .......................          2,191,742
Accrued
expenses....................................................
 .......................................            180,293
Distribution fees
payable.....................................................
 .............................            117,056
Management fee
payable.....................................................
 ................................             91,935
Due to broker - variation
margin......................................................
 .....................             57,200

--------------
   Total
liabilities.................................................
 ......................................          2,638,226

--------------
Net
Assets......................................................
 ...........................................
$167,902,405

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ...........................       $     22,718
   Paid-in capital in excess of
par.........................................................
 ...............        244,360,919

--------------

244,383,637
   Accumulated net realized loss on
investments.................................................
 ...........        (26,249,463)
   Net unrealized depreciation on
investments.................................................
 .............        (50,231,769)

--------------
Net assets, March 31,
1999........................................................
 .........................       $167,902,405

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($46,735,854 / 6,281,463 shares of common stock issued
and outstanding)..............................
$7.44
   Maximum sales charge (5% of offering
price)......................................................
 .......                .39

--------------
   Maximum offering price to
public......................................................
 ..................              $7.83

--------------

--------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($102,093,958 / 13,855,137 shares of common stock
issued and outstanding)............................
$7.37

--------------

--------------
Class C:
   Net asset value and redemption price per share
      ($14,951,286 / 2,029,136 shares of common stock issued
and outstanding)..............................
$7.37
   Sales charge (1% of offering
price)......................................................
 ...............                .07

--------------
   Offering price to
public......................................................
 ..........................              $7.44

--------------

--------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($4,121,307 / 552,115 shares of common stock issued
and outstanding).................................
$7.46

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
Statement of Operations
------------------------------------------------------------

                                                    Year
                                                   Ended
Net Investment Income                          March 31,
1999
Income
   Dividends................................   $   3,385,738
   Interest.................................         493,705
                                               -------------
-
      Total income..........................       3,879,443
                                               -------------
-
Expenses
   Distribution fee--Class A................         205,830
   Distribution fee--Class B................       1,580,847
   Distribution fee--Class C................         271,815
   Management fee...........................       1,637,480
   Transfer agent's fees and expenses.......         380,000
   Registration fees........................         258,000
   Reports to shareholders..................         200,000
   Custodian's fees and expenses............         120,000
   Legal fees and expenses..................          60,000
   Amortization of deferred organization
      expenses..............................          31,248
   Audit fee and expenses...................          25,000
   Directors' fees..........................          16,000
   Miscellaneous............................          21,606
                                               -------------
-
      Total expenses........................       4,807,826
                                               -------------
-
Net investment loss.........................
(928,383)
                                               -------------
-
Realized and Unrealized
Loss on Investments
Net realized gain (loss) on:
   Investment transactions..................
(26,325,270)
   Financial futures transactions...........          75,807
                                               -------------
-

(26,249,463)
                                               -------------
-
Net change in unrealized appreciation
   (depreciation) on:
   Investments..............................
(77,224,428)
   Financial futures transactions...........          73,987
                                               -------------
-

(77,150,441)
                                               -------------
-
Net loss on investments.....................
(103,399,904)
                                               -------------
-
Net Decrease in Net Assets
Resulting from Operations...................
$(104,328,287)
                                               -------------
-
                                               -------------
-


PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------

                                   Year         November 10,
1997(a)
                                   Ended
Through
Increase (Decrease)              March 31,           March
31,
in Net Assets                      1999                 1998
Operations
   Net investment loss.......  $    (928,383)       $
(31,882)
   Net realized gain (loss)
      on investments.........    (26,249,463)
4,191,233
   Net change in unrealized
      appreciation
      (depreciation)
      on investments.........    (77,150,441)
26,918,672
                               -------------    ------------
--------
   Net increase (decrease) in
      net assets resulting
      from operations........   (104,328,287)
31,078,023
                               -------------    ------------
--------
Dividends and distributions
   (Note 1)
   Distributions in excess of
      net investment income
   Class A...................             --
(97,677)
   Class B...................             --
(16,994)
   Class C...................             --
(3,484)
   Class Z...................             --
(3,733)
                               -------------    ------------
--------
                                          --
(121,888)
                               -------------    ------------
--------
   Distributions from net
      realized gains
   Class A...................     (1,145,659)
--
   Class B...................     (2,301,304)
--
   Class C...................       (390,070)
--
   Class Z...................        (87,222)
--
                               -------------    ------------
--------
                                  (3,924,255)
--
                               -------------    ------------
--------
Fund share transactions (net
   of share conversions)
   (Note 6)
   Net proceeds from shares
      sold...................     70,366,132
349,199,926
   Net asset value of shares
      issued in reinvestment
      of distributions.......      3,790,396
118,604
   Cost of shares
      reacquired.............   (150,960,828)
(27,415,418)
                               -------------    ------------
--------
   Net increase (decrease) in
      net assets from Fund
      share transactions.....    (76,804,300)
321,903,112
                               -------------    ------------
--------
Total increase (decrease)....   (185,056,842)
352,859,247
Net Assets
Beginning of period..........    352,959,247
100,000
                               -------------    ------------
--------
End of period................  $ 167,902,405
$352,959,247
                               -------------    ------------
--------
                               -------------    ------------
--------

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Notes to Financial Statements            PRUDENTIAL SMALL-
CAP QUANTUM FUND, INC.
------------------------------------------------------------
--------------------
Prudential Small-Cap Quantum Fund, Inc. (the 'Fund') is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. The Fund was incorporated in Maryland on February
4, 1997. The Fund
issued 2,500 shares each of Class A, Class B, Class C and
Class Z common stock
for $100,000 on August 1, 1997 to Prudential Investments
Fund Management LLC
('PIFM'). Investment operations commenced on November 10,
1997. The investment
objective of the Fund is long-term capital appreciation
which is sought by
investing primarily in equity securities of small-cap U.S.
companies.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: Securities listed on a securities exchange and Nasdaq
National Market System securities are valued at the last
sales price on the day
of valuation, or, if there was no sale on such day, the mean between the last
bid and asked prices on such day, as provided by a pricing
service. Corporate
bonds and U.S. Government securities are valued on the basis of valuations
provided by a pricing service or principle market makers.
Options traded on an
exchange are valued at the mean between the most recently
quoted bid and asked
prices on the respective exchange, and futures contracts and options thereon are
valued at their last sales prices as of the close of trading on the applicable
commodities exchange. Any security for which a reliable
market quotation is
unavailable is valued at fair value as determined in good
faith by or under the
direction of the Fund's Board of Directors.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, take
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction including accrued interest.
To the extent that any repurchase transaction exceeds one
business day, the
value of the collateral is marked-to-market on a daily basis to ensure the
adequacy of the collateral. If the seller defaults and the
value of the
collateral declines or if bankruptcy proceedings are
commenced with respect to
the seller of the security, realization of the collateral by the Fund may be
delayed or limited.
All securities are valued as of 4:15 p.m., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Dividend income is recorded on the
ex-dividend date and interest income is recorded on the
accrual basis. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Dividends and Distributions: The Fund expects to pay
dividends of net investment
income and distributions of net realized capital gains, if
any, annually.
Dividends and distributions are recorded on the ex-dividend
date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Taxes: It is the Fund's policy to meet the requirements of
the Internal Revenue
Code applicable to regulated investment companies and to
distribute all of its
taxable net income and net capital gains, if any, to its
shareholders.
Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax
rules and rates.
Deferred Organization Expenses: Approximately $154,000 of
expenses were incurred
in connection with the organization of the Fund. These costs have been deferred
and are being amortized ratably over a period of 60 months
from the date the
Fund commenced investment operations.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with 'Statement
of Position 93-2:
Determination, Disclosure and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies.' The
effect of applying this statement was to decrease
accumulated net investment
loss by $928,383, increase accumulated net realized loss
investments by $197,412
and decrease paid in capital in excess of par by $730,971
for redemptions
utilized as distributions for federal income tax purposes
during the year and a
tax operating loss for the year ended March 31, 1999. Net
investment loss, net
realized gains and net assets were not affected by this
change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with (PIFM). Pursuant to this agreement,
PIFM has responsibility for all investment advisory services
------------------------------------------------------------
--------------------
                                       8

Notes to Financial Statements            PRUDENTIAL SMALL-
CAP QUANTUM FUND, INC.
------------------------------------------------------------
--------------------
and supervises the subadviser's performance of such
services. PIFM has entered
into a subadvisory agreement with The Prudential Investment
Corporation ('PIC').
PIC furnishes investment advisory services in connection
with the management of
the Fund. PIFM pays for the cost of the subadviser's
services, the compensation
of officers of the Fund, occupancy and certain clerical and
bookkeeping costs of
the Fund. The Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly at an annual
rate of .60 of 1% of the average daily net assets of the
Fund.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A,
Class B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of
the Fund effective
June 1, 1998 and is serving the Fund under the same terms
and conditions as
under the arrangement with PSI. The Fund compensated PSI and
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares
pursuant to plans of distribution (the 'Class A, B and C
Plans'), regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PIMS as distributor
of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Class A, Class B and Class C Plans
were .25%, 1% and 1%,
respectively, of the average daily net assets of Class A,
Class B and Class C
shares for the year ended March 31, 1999.
PSI and PIMS have advised the Fund that they received
approximately $320,200 and
$5,100 in front-end sales charges resulting from sales of
Class A shares and
Class C shares, respectively, during the year ended March
31, 1999. From these
fees, PSI and PIMS paid such sales charges to dealers, which in turn paid
commissions to salespersons and incurred other distribution
costs.
PSI and PIMS have advised the Fund that for the year ended
March 31, 1999, they
received approximately $974,500 and $40,400 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and Class C
shareholders,
respectively.
PIFM, PIC, PSI and PIMS are wholly owned subsidiaries of The
Prudential
Insurance Company of America.
As of March 11, 1999, the Fund along with other affiliated
registered investment
companies (the 'Funds'), entered into a syndicated credit
agreement ('SCA') with
an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The
Funds pay a commitment fee at an annual rate of .065 of 1%
on the unused portion
of the credit facility, which is accrued and paid quarterly
on a pro rata basis
by the Funds. The SCA expires on March 9, 2000. Prior to
March 11, 1999, the
Funds had a credit agreement with a maximum commitment of
$200,000,000. The
commitment fee was .055 of 1% on the unused portion of the
credit facility. The
Fund did not borrow any amounts pursuant to either agreement during the six
months ended March 31, 1999. The purpose of the agreements
are to serve as an
alternative source of funding for capital share redemptions.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the year ended
March 31, 1999, the
Fund incurred fees of approximately $339,200 for the
services of PMFS. As of
March 31, 1999, approximately $26,700 of such fees were due
to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to nonaffiliates.
For the year ended March 31, 1999, PSI earned approximately
$4,800 in brokerage
commissions from portfolio transactions executed on behalf
of the Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended March 31, 1999 were $277,679,925 and $357,389,073, respectively.
The federal income tax basis of the Fund's investments at March 31, 1999 was
$217,882,523 and, accordingly, net unrealized depreciation for federal income tax purposes was $50,311,619 (gross unrealized appreciation- -$6,011,226; gross unrealized depreciation--$56,322,845).
For federal income tax purposes, the Fund had a capital loss carryforward as of
March 31, 1999, of $3,890,973 which expires in 2007.
Accordingly, no capital
gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.
The Fund will elect, for United States Federal income tax purposes, to treat short-term capital losses of $14,333,055 and long-term capital losses of
$7,945,585 incurred in the five months ended March 31, 1999 as having been incurred in the following fiscal year.
During the year ended March 31, 1999, the Series entered into financial futures contracts. Details of open contracts at March 31, 1999 are as follows:

                                                   Value at
Value at        Unrealized
  Number of                        Expiration     March 31,
Trade        Appreciation/
  Contracts           Type            Date           1999
Date        (Depreciation)
--------------    -------------    -----------    ----------
----------     --------------
Long Positions:
10                Russell 2000      June 1999     $1,992,500
$1,911,351        $ 81,149
4                 Russell 2000      June 1999        797,000
788,040           8,960
4                 Russell 2000      June 1999        797,000
791,841           5,159
8                 Russell 2000      June 1999      1,594,000
1,615,281         (21,281)

-------

$ 73,987

-------

-------

------------------------------------------------------------
--------------------
                                       9

Notes to Financial Statements            PRUDENTIAL SMALL-
CAP QUANTUM FUND, INC.
------------------------------------------------------------
--------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of March
31, 1999, the Fund
has a 1.6% undivided interest in the repurchase agreements
in the joint account.
The undivided interest for the Fund represents $8,891,000
principal amount. As
of such date, the repurchase agreements in the joint account and the value of
the collateral therefore were as follows:
Bear Stearns & Co. Inc., 4.92%, in the principal amount of
$170,000,000,
repurchase price $170,023,233, due 4/1/99. The value of the
collateral including
accrued interest was $174,282,442.
Salomon Smith Barney Inc., 4.90%, in the principal amount of
$170,000,000,
repurchase price $170,023,139, due 4/1/99. The value of the
collateral including
accrued interest was $174,947,170.
Morgan Stanley Dean Witter, 4.90%, in the principal amount
of $170,000,000,
repurchase price $170,023,139, due 4/1/99. The value of the
collateral including
accrued interest was $173,474,773.
Warburg Dillon Read LLC, 4.97%, in the principal amount of
$44,773,000,
repurchase price $44,779,181, due 4/1/99. The value of the
collateral including
accrued interest was $45,668,747.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first
18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class
Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.
There are 2 billion shares of common stock, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 500 million authorized shares.
Transactions in shares of common stock were as follows:

Class A                                  Shares
Amount
-------------------------------------  ----------   --------
----
Year ended March 31, 1999:
Shares sold..........................   2,696,758   $
25,459,881
Shares issued in reinvestment of
  distributions......................     133,662
1,122,758
Shares reacquired....................  (7,130,641)
(63,483,930)
                                       ----------   --------
----
Net decrease in shares outstanding
  before conversion..................  (4,300,221)
(36,901,291)
Shares issued upon conversion from
  Class B............................      25,488
213,899
                                       ----------   --------
----
Net decrease in shares outstanding...  (4,274,733)
$(36,687,392)
                                       ----------   --------
----
                                       ----------   --------
----
November 10, 1997(a) through
  March 31, 1998:
Shares sold..........................  11,854,211
$118,541,655
Shares issued in reinvestment of
  distributions......................       9,833
95,083
Shares reacquired....................  (1,310,348)
(13,297,055)
                                       ----------   --------
----
Net increase in shares outstanding...  10,553,696
$105,339,683
                                       ----------   --------
----
                                       ----------   --------
----
Class B
-------------------------------------
Year ended March 31, 1999:
Shares sold..........................   3,544,591   $
33,771,230
Shares issued in reinvestment of
  distributions......................     264,099
2,202,587
Shares reacquired....................  (7,920,628)
(67,279,455)
                                       ----------   --------
----
Net decrease in shares outstanding
  before conversion..................  (4,111,938)
(31,305,638)
Shares reacquired upon conversion
  into Class A.......................     (25,646)
(213,899)
                                       ----------   --------
----
Net decrease in shares outstanding...  (4,137,584)
$(31,519,537)
                                       ----------   --------
----
                                       ----------   --------
----
November 10, 1997(a) through
  March 31, 1998:
Shares sold..........................  18,843,085
$188,337,566
Shares issued in reinvestment of
  distributions......................       1,695
16,395
Shares reacquired....................    (854,559)
(8,722,973)
                                       ----------   --------
----
Net increase in shares outstanding...  17,990,221
$179,630,988
                                       ----------   --------
----
                                       ----------   --------
----
Class C
-------------------------------------
Year ended March 31, 1999:
Shares sold..........................     477,990   $
4,468,986
Shares issued in reinvestment of
  distributions......................      45,585
380,178
Shares reacquired....................  (1,845,359)
(15,689,617)
                                       ----------   --------
----
Net decrease in shares outstanding...  (1,321,784)
$(10,840,453)
                                       ----------   --------
----
                                       ----------   --------
----

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
                                       10

Notes to Financial Statements            PRUDENTIAL SMALL-
CAP QUANTUM FUND, INC.
------------------------------------------------------------
--------------------

Class C                                  Shares
Amount
-------------------------------------  ----------   --------
----
November 10, 1997(a) through
  March 31, 1998:
Shares sold..........................   3,713,146   $
37,077,480
Shares issued in reinvestment of
  distributions......................         354
3,426
Shares reacquired....................    (365,080)
(3,723,232)
                                       ----------   --------
----
Net increase in shares outstanding...   3,348,420   $
33,357,674
                                       ----------   --------
----
                                       ----------   --------
----
Class Z
-------------------------------------
Year ended March 31, 1999:
Shares sold..........................     703,945   $
6,666,035
Shares issued in reinvestment of
  distributions......................      10,080
84,873
Shares reacquired....................    (530,522)
(4,507,826)
                                       ----------   --------
----
Net increase in shares outstanding...     183,503   $
2,243,082
                                       ----------   --------
----
                                       ----------   --------
----
November 10, 1997(a) through
  March 31, 1998:
Shares sold..........................     528,277   $
5,243,225
Shares issued in reinvestment of
  distributions......................         383
3,700
Shares reacquired....................    (162,548)
(1,672,158)
                                       ----------   --------
----
Net increase in shares outstanding...     366,112   $
3,574,767
                                       ----------   --------
----
                                       ----------   --------
----

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
                                       11

Financial Highlights                     PRUDENTIAL SMALL-
CAP QUANTUM FUND, INC.
------------------------------------------------------------
--------------------

                                                    Class A
Class B                    Class C
                                         -------------------
-----------     ------------------------------     ---------
----

November 10,                       November 10,
                                             Year
1997(a)            Year            1997(a)            Year
                                             Ended
Through            Ended           Through            Ended
                                           March 31,
March 31,         March 31,        March 31,         March
31,
                                             1999
1998             1999              1998             1999
                                         -------------     -
-----------     -------------     ------------     ---------
----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................       $ 10.95
$  10.00         $   10.93         $  10.00          $ 10.93
                                             ------        -
-----------     -------------     ------------         -----
-
Income from investment operations
Net investment income (loss).........           .03
 .02              (.06)            (.01)            (.08)
Net realized and unrealized gain
   (loss) on investment
   transactions......................         (3.41)
 .94             (3.37)             .94            (3.35)
                                             ------        -
-----------     -------------     ------------         -----
-
   Total from investment
      operations.....................         (3.38)
 .96             (3.43)             .93            (3.43)
                                             ------        -
-----------     -------------     ------------         -----
-
Less distributions
Distributions in excess of net
   investment income.................            --
(.01)               --               --               --
Distributions from net realized
   gains.............................          (.13)
--              (.13)              --             (.13)
                                             ------        -
-----------     -------------     ------------         -----
-
Net asset value, end of period.......       $  7.44
$  10.95         $    7.37         $  10.93          $  7.37
                                             ------        -
-----------     -------------     ------------         -----
-
                                             ------        -
-----------     -------------     ------------         -----
-
TOTAL RETURN(c):.....................        (31.00)%
9.60%           (31.61)%           9.31%          (31.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......       $46,736
$115,621         $ 102,094         $196,671          $14,951
Average net assets (000).............       $82,332
$106,453         $ 158,085         $170,484          $27,182
Ratios to average net assets:
   Expenses, including distribution
      fees...........................          1.26%
1.22%(b)          2.01%            1.97%(b)         2.01%
   Expenses, excluding distribution
      fees...........................          1.01%
0.97%(b)          1.01%            0.97%(b)         1.01%
   Net investment income (loss)......           .16%
 .47%(b)          (.58)%           (.29)%(b)        (.59)%
Portfolio turnover rate..............           106%
39%              106%              39%             106%

Class Z
                                                        ----
--------------------------
                                       November 10,
November 10,
                                         1997(a)
Year            1997(a)
                                         Through
Ended           Through
                                        March 31,
March 31,        March 31,
                                           1998
1999              1998
                                       ------------     ----
---------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................    $  10.00         $
10.96          $10.00
                                           ------       ----
---------         -----
Income from investment operations
Net investment income (loss).........        (.01)
 .05             .02
Net realized and unrealized gain
   (loss) on investment
   transactions......................         .94
(3.42)            .95
                                           ------       ----
---------         -----
   Total from investment
      operations.....................         .93
(3.37)            .97
                                           ------       ----
---------         -----
Less distributions
Distributions in excess of net
   investment income.................          --
--            (.01)
Distributions from net realized
   gains.............................          --
(.13)             --
                                           ------       ----
---------         -----
Net asset value, end of period.......    $  10.93         $
7.46          $10.96
                                           ------       ----
---------         -----
                                           ------       ----
---------         -----
TOTAL RETURN(c):.....................        9.31%
(30.88)%          9.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......    $ 36,628         $
4,121          $4,039
Average net assets (000).............    $ 34,000         $
5,315          $2,709
Ratios to average net assets:
   Expenses, including distribution
      fees...........................        1.97%(b)
1.01%           0.97%(b)
   Expenses, excluding distribution
      fees...........................        0.97%(b)
1.01%           0.97%(b)
   Net investment income (loss)......        (.29)%(b)
 .43%            .51%(b)
Portfolio turnover rate..............          39%
106%             39%

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Report of Independent Accountants        PRUDENTIAL SMALL-
CAP QUANTUM FUND, INC.
------------------------------------------------------------
--------------------
To the Shareholders and Board of Directors of Prudential Small-Cap Quantum Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential
Small-Cap Quantum Fund,
Inc. (the 'Fund') at March 31, 1999, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period November 10, 1997
(commencement of
operations) through March 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights
(hereafter referred to as 'financial statements') are the responsibility of the
Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
May 20, 1999


Tax Information (Unaudited)              PRUDENTIAL SMALL-
CAP QUANTUM FUND, INC.
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal year end (March 31, 1999) as to the federal tax status of dividends paid by the Fund during its fiscal period ended March 31, 1999.

During the year, the Fund paid dividends of $0.1306 per Class A, Class B, Class
C, and Class Z share. Of this amount, $0.1303 per Class A, B, C and Z shares represent dividends from ordinary income (short-term capital gains). The remaining $0.0003 per Class A, B, C and Z shares represent long-term capital gain distributions. The Fund utilized redemptions as distributions in the amount of $0.0069 and $0.00001 per Class A, Class B, Class C and Class Z share of short-term capital gains and long-term capital gains respectively.

For the purpose of preparing your annual federal income tax
return, however, you
should report the amounts as reflected on the appropriate
Form 1099-DIV or
substitute 1099-DIV.
------------------------------------------------------------
--------------------
                                       13

Getting The Most From Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semi-annual reports. It's quite understandable.
These annual and semi-annual reports are prepared to comply with
Federal regulations. They are often written in language that is difficult to understand. So, when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance--it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information.
Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets
(the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you.
The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it-- through dividends and distributions--and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives.
In addition, they also outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding, and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund --the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction--there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally.
Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But, sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

                              --Prudential Small-Cap Quantum
Fund, Inc.
                              //S&P SmallCap 600 Index

Comparing A $10,000 Investment
-----------------------------------------------
Prudential Small-Cap Quantum Fund, Inc. vs. the
S&P SmallCap 600 Index

Class A      (GRAPH)

Average Annual Total
Returns - Class A
--------------------
   With Sales Load
   -21.23% Since Inception
   -34.45% for 1 Year

   Without Sales Load
   -18.26% Since Inception
   -31.00% for 1 Year


Class B      (GRAPH)

Average Annual Total
Returns - Class B
----------------------
   With Sales Load
   -22.09% Since Inception
   -36.61% for 1 Year

   Without Sales Load
   -18.94% Since Inception
   -31.61% for 1 Year


Class C      (GRAPH)

Average Annual Total
Returns - Class C
---------------------------
   With Sales Load
   -20.31% Since Inception
   -33.29% for 1 Year

   Without Sales Load
   -18.94% Since Inception
   -31.61% for 1 Year


Class Z      (GRAPH)
Average Annual Total
Returns - Class Z
----------------------------
   -18.09% Since Inception
  -30.88% for 1 Year

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

These graphs compare a $10,000 investment in the Prudential
Small-Cap
Quantum Fund, Inc. (Class A, B, C, and Z shares) with a similar investment in the Standard & Poor's SmallCap 600 Stock Price Index
(S&P SmallCap 600 Index) by portraying the account values at the commencement of operations of Class A, B, C, and Z shares, and at the end of the fiscal year (March 31), as measured on a quarterly basis, beginning in November of 1997 for Class A, B, C, and Z shares. For purposes of the graphs, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales load was deducted from the initial
$10,000 investment in Class A and Class C shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on March 31, 1999;
(c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. Class Z shares are not subject to a sales charge or distribution fee.

The S&P SmallCap 600 Index is a market capitalization-weighted index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Index may differ substantially from the securities in the Fund. The Index is not the only index that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

These graphs are furnished to you in accordance with SEC regulations.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74436N108   MF176E
74436N207
74436N306
74436N405